Financial Instruments - Summary of Groups Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	$ 950,090	$ 828,443
Liabilities	1,882,583	1,392,859
EUR
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	36,568	36,420
Liabilities	46,303	26,514
Net assets	(9,735)	9,906
GBP
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	69	111
Liabilities	3,479	1,538
Net assets	(3,410)	(1,427)
ISK
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	3,247	49,484
Liabilities	144,812	109,507
Net assets	(141,565)	(60,023)
CHF
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	335	69
Liabilities	7,488	7,305
Net assets	(7,153)	(7,236)
INR
Disclosure in tabular form of assets and liabilities denominated in foreign currencies [line items]
Assets	167	11
Liabilities	536	517
Net assets	$ (369)	$ (506)